Disaggregated Revenues	12 Months Ended
Dec. 31, 2025
Disaggregated Revenues [Abstract]
Disaggregated revenues

Note 14 — Disaggregated revenues

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2023, 2024 and 2025:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Over time:
– Development of new aquaculture and agriculture farms	52,582,024	42,492,542	—	—
– Upgrading of aquaculture and agriculture farms	32,485,378	17,660,000	39,986,359	9,858,570
– Rental of machinery	—	—	—	—
– Renovation services	—	35,990	375,419	92,559

At point in time:
– Sales of industrial supplies	170,400	105,030	43,523,625	10,730,676
Total revenue	85,237,802	60,293,562	83,885,403	20,681,805

Unsatisfied or partially unsatisfied performance obligations

Management expects that the approximate transaction price allocated to unsatisfied or partially unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follow:

	2024	2025	2026
	MYR	MYR	MYR
Partial and fully unsatisfied performance obligation as at:
December 31, 2023	62,537,000	—	—
December 31, 2024	—	3,250,000	—
December 31, 2025	—	—	15,802,916
December 31, 2025 (USD)	—	—	3,896,182